Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Reconciliation of Employee Benefits, Restructuring and Post-retirement Employee Benefits (Detail)
$ in Millions
12 Months Ended
Jun. 30, 2024 USD ($)
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	$ 2,150
Charge/(credit) for the year:
Underlying	1,495
Discounting	21
Yield on defined benefit scheme assets	(4)
Exchange variations	(66)
Released during the year	(109)
Remeasurement gains taken to retained earnings	(41)
Utilisation	(1,363)
Divestment of subsidiaries and operations	(39)
Transfers and other movements	(1)
At the end of the financial year	2,043
Employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	1,749
Charge/(credit) for the year:
Underlying	1,375
Exchange variations	(21)
Released during the year	(98)
Utilisation	(1,268)
Divestment of subsidiaries and operations	(39)
At the end of the financial year	1,698
Restructuring [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	28
Charge/(credit) for the year:
Underlying	55
Released during the year	(10)
Utilisation	(27)
Transfers and other movements	(1)
At the end of the financial year	45
Post-retirement employee benefits [member]
Disclosure of employee benefits restructuring and post retirement employee benefits provisions [line items]
At the beginning of the financial year	373
Charge/(credit) for the year:
Underlying	65
Discounting	21
Yield on defined benefit scheme assets	(4)
Exchange variations	(45)
Released during the year	(1)
Remeasurement gains taken to retained earnings	(41)
Utilisation	(68)
At the end of the financial year	$ 300